Cover	Aug. 04, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40729
Entity Registrant Name	DATCHAT, INC.
Entity Central Index Key	0001648960
Entity Tax Identification Number	47-2502264
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	204 Neilson Street
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08901
City Area Code	732
Local Phone Number	374-3529
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock. $0.0001 par value
Title of 12(b) Security	Common Stock. $0.0001 par value
Trading Symbol	DATS
Security Exchange Name	NASDAQ
Series A Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $4.98
Title of 12(b) Security	Series A Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $4.98
Trading Symbol	DATSW
Security Exchange Name	NASDAQ